Consolidated Quarterly Holdings Report
for
Strategic Advisers® Alternatives Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
February 28, 2026
SAA-NPRT3-0426
1.9905804.103
Alternative Funds - 72.8%
	Shares	Value ($)
Absolute Convertible Arbitrage Fund Investor Shares	12,639,503	147,755,785
AGF U.S. Market Neutral Anti-Beta Fund	1,944,444	27,377,772
American Beacon AHL Managed Futures Strategy Fund R5 Class	4,107,311	43,208,907
BlackRock Global Equity Market Neutral Fund A Shares	19,359,252	283,032,270
BlackRock Systematic Multi-Strategy Fund Investor A Shares	10,775,646	116,269,218
Federated Hermes MDT Market Neutral Fund A Shares	8,773,026	189,497,367
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund (e)	4,187,107	38,981,966
Fidelity SAI Alternative Risk Premia Currency Strategy Fund (e)	563	5,362
Fidelity SAI Convertible Arbitrage Fund (e)	44,190,705	488,749,197
First Trust Merger Arbitrage Fund Class I	4,996,158	52,909,308
Fulcrum Diversified Absolute Return Fund Super Institutional Class	5,439,078	58,198,135
John Hancock Diversified Macro Fund Class A	567	5,063
Miller Market Neutral Income Fund Class I	2,697,842	30,026,978
Stone Ridge Diversified Alternatives Fund Class I	21,228,382	209,948,702
The Merger Fund Class A	8,744,962	151,550,194
TOTAL ALTERNATIVE FUNDS (Cost $1,764,373,939)		1,837,516,224

Asset-Backed Securities - 0.2%
		Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.0%
Unity-Peace Park CLO Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.06%, 4.7231% 4/20/2035 (g)(h)(i)		300,000	300,209
BERMUDA - 0.0%
SYMP Series 2025-32A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.821% 10/23/2035 (g)(h)(i)		250,000	250,216
CANADA - 0.0%
Evergreen Cr Card Tr Series 2025-1A Class A, U.S. SOFR Index + 0.59%, 4.262% 10/15/2029 (g)(h)(i)		500,000	501,912
GRAND CAYMAN (UK OVERSEAS TER) - 0.2%
Agl Clo 14 Ltd Series 2025-14A Class AR, CME Term SOFR 3 month Index + 1.13%, 4.7997% 12/2/2034 (g)(h)(i)		300,000	300,314
Benefit Street Partners Clo Xxii Ltd Series 2025-22A Class ARR, CME Term SOFR 3 month Index + 1.15%, 4.8176% 4/20/2035 (g)(h)(i)		250,000	250,312
Kkr Clo 16 Ltd Series 2025-16 Class A1R3, CME Term SOFR 3 month Index + 1.14%, 4.8076% 10/20/2034 (g)(h)(i)		250,000	250,235
Kkr Clo Trust Series 2025-33A Class AR, CME Term SOFR 3 month Index + 1.08%, 4.7476% 7/20/2034 (g)(h)(i)		250,000	250,113
Lcm 31 Ltd Series 2024-31A Class AR, CME Term SOFR 3 month Index + 1.28%, 4.9476% 7/20/2034 (g)(h)(i)		300,000	300,184
Madison Park Funding Xlix Ltd Series 2025-49A Class AR, CME Term SOFR 3 month Index + 1.05%, 4.7176% 10/19/2034 (g)(h)(i)		300,000	300,048
Marble Point Clo Xxii Ltd Series 2025-2A Class AR, CME Term SOFR 3 month Index + 1.22%, 4.888% 7/25/2034 (g)(h)(i)		250,000	250,071
Marble Point Clo Xxiv Ltd Series 2026-1A Class A1R, CME Term SOFR 3 month Index + 1.09%, 4.7531% 4/20/2035 (g)(h)(i)		300,000	300,098
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, CME Term SOFR 1 month Index + 1.1945%, 4.8605% 10/16/2036 (g)(h)(i)		102,583	102,607
Ofsi Bsl Xi Ltd Series 2024-10A Class AR, CME Term SOFR 3 month Index + 1.27%, 4.9376% 4/20/2034 (g)(h)(i)		500,000	500,473
Sound Point CLO XXVIII Ltd Series 2024-3A Class A1R, CME Term SOFR 3 month Index + 1.28%, 4.948% 1/25/2032 (g)(h)(i)		597,311	598,175
Symphony Clo Xxix Ltd Series 2025-29A Class AR, CME Term SOFR 3 month Index + 1.15%, 4.8222% 10/15/2035 (g)(h)(i)		250,000	250,209
Wellfleet Clo Ltd Series 2025-2A Class A1R, CME Term SOFR 3 month Index + 1.15%, 4.8222% 7/15/2034 (g)(h)(i)		250,000	250,006
TOTAL GRAND CAYMAN (UK OVERSEAS TER)			3,902,845
IRELAND - 0.0%
Cumulus Static Clo Series 2024-1A Class A, 3 month EURIBOR + 1.2%, 3.184% 11/15/2033 (g)(h)(i)	EUR	198,400	234,886
LUXEMBOURG - 0.0%
Fact SA Series 2024-1 Class A, 1 month EURIBOR + 0.65%, 2.571% 9/22/2031 (f)(g)(h)	EUR	313,527	371,167
UNITED STATES - 0.0%
Enterprise Fleet Financing LLC Series 2022-3 Class A2, 4.38% 7/20/2029 (i)		3,931	3,932
GM Financial Automobile Leasing Trust Series 2025-1 Class A2A, 4.54% 5/20/2027 (h)		462,344	463,175
Toyota Lease Owner Trust Series 2025-A Class A2A, 4.58% 7/20/2027 (i)		162,502	162,827
TOTAL UNITED STATES			629,934
TOTAL ASSET-BACKED SECURITIES (Cost $6,153,700)			6,191,169

Collateralized Mortgage Obligations - 0.1%
		Principal Amount (a)	Value ($)
AUSTRALIA - 0.0%
Mortgage House Rmbs Osmium Series 2024-2 Class A1L, 1 month Australian Financial Market Rate + 1.3%, 5.0973% 3/15/2056 (g)(h)	AUD	213,870	152,765
Orde Trust Series 2025-1 Class A1L, 1 month Australian Financial Market Rate + 1.15%, 4.94% 6/11/2056 (g)(h)	AUD	738,226	526,951
TOTAL AUSTRALIA			679,716
UNITED KINGDOM - 0.0%
Polaris Series 2026-1A Class A, SONIA Overnight Deposit Rates SWAP + 0.73%, 4.46% 6/27/2070 (g)(i)	GBP	200,000	269,557
UNITED STATES - 0.1%
Fannie Mae Guaranteed REMIC Series 2024-10 Class AF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.9247% 12/25/2050 (g)(h)		54,571	55,073
Fannie Mae Guaranteed REMIC Series 2024-54 Class FC, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.6372% 8/25/2054 (g)(h)		187,259	188,568
Fannie Mae Mortgage pass-thru certificates Series 2024-100 Class FA, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7672% 6/25/2054 (g)(h)		186,558	187,715
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5383 Class AF, U.S. 30-Day Avg. SOFR Index + 1%, 4.8003% 8/15/2048 (g)(h)		54,268	54,415
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5442 Class FB, U.S. 30-Day Avg. SOFR Index + 0.97%, 4.6372% 8/25/2054 (g)(h)		255,751	257,807
Freddie Mac Multifamily Structured pass-thru certificates Series 2024-5480 Class FG, U.S. 30-Day Avg. SOFR Index + 1.15%, 4.8172% 12/25/2054 (g)(h)		187,789	188,936
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5500 Class UF, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5672% 11/25/2054 (g)(h)		199,809	200,903
Freddie Mac Multifamily Structured pass-thru certificates Series 2025-5567 Class FB, U.S. 30-Day Avg. SOFR Index + 1%, 4.6672% 8/25/2055 (g)(h)		252,833	254,791
Ginnie Mae Mortgage pass-thru certificates Series 2017-H05 Class FC, CME Term SOFR 1 month Index + 0.8645%, 4.5469% 2/20/2067 (g)(h)		563,094	564,819
Ginnie Mae Mortgage pass-thru certificates Series 2023-H20 Class FL, U.S. 30-Day Avg. SOFR Index + 1.1%, 4.7615% 5/20/2073 (g)(h)		154,915	156,844
Ginnie Mae Mortgage pass-thru certificates Series 2024-H12 Class FC, U.S. 30-Day Avg. SOFR Index + 0.9%, 4.5615% 7/20/2074 (g)(h)		384,763	390,433
TOTAL UNITED STATES			2,500,304
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,378,221)			3,449,577

Fixed-Income Funds - 10.9%
	Shares	Value ($)
Eaton Vance Global Macro Absolute Return Advantage Fund Class A (Cost $217,108,754)	22,423,769	274,242,698

Foreign Government and Government Agency Obligations - 0.0%
		Principal Amount (a)	Value ($)
BRAZIL - 0.0%
Brazilian Federative Republic Treasury Bills 0% 4/1/2026 (k) (Cost $37,271)	BRL	200,000	38,520

Non-Convertible Corporate Bonds - 0.4%
	Principal Amount (a)	Value ($)
CANADA - 0.0%
Financials - 0.0%
Banks - 0.0%
Royal Bank of Canada U.S. SOFR Averages Index + 0.46%, 4.1295% 8/3/2026 (g)(h)	700,000	700,720
FINLAND - 0.1%
Financials - 0.1%
Financial Services - 0.1%
Kuntarahoitus Oyj U.S. SOFR Averages Index + 1%, 4.6677% 2/2/2029 (g)(h)(i)	800,000	815,480
FRANCE - 0.0%
Financials - 0.0%
Banks - 0.0%
Banque Federative du Credit Mutuel SA U.S. SOFR Index + 0.99%, 4.6562% 10/16/2028 (g)(h)(i)	200,000	201,102
GERMANY - 0.0%
Consumer Discretionary - 0.0%
Automobiles - 0.0%
BMW US Capital LLC U.S. SOFR Averages Index + 0.8%, 4.4711% 8/13/2026 (g)(h)(i)	700,000	701,925
ITALY - 0.0%
Utilities - 0.0%
Electric Utilities - 0.0%
Enel Finance International NV 1.625% 7/12/2026 (i)(j)	300,000	297,234
JAPAN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
NTT Finance Corp 1.162% 4/3/2026 (i)	200,000	199,541
Financials - 0.0%
Banks - 0.0%
Sumitomo Mitsui Financial Group Inc U.S. SOFR Index + 1.3%, 4.9644% 7/13/2026 (g)(h)	500,000	501,961
TOTAL JAPAN		701,502
NETHERLANDS - 0.0%
Financials - 0.0%
Banks - 0.0%
Cooperatieve Rabobank UA/NY U.S. SOFR Averages Index + 0.62%, 4.3701% 8/28/2026 (g)(h)	700,000	701,309
SWEDEN - 0.0%
Financials - 0.0%
Banks - 0.0%
Swedbank AB 5.337% 9/20/2027 (f)	600,000	613,231
UNITED KINGDOM - 0.0%
Consumer Staples - 0.0%
Tobacco - 0.0%
BAT International Finance PLC 1.668% 3/25/2026	300,000	299,537
Financials - 0.0%
Financial Services - 0.0%
Nationwide Building Society U.S. SOFR Index + 1.29%, 4.9622% 2/16/2028 (g)(h)(i)	500,000	503,465
TOTAL UNITED KINGDOM		803,002
UNITED STATES - 0.3%
Communication Services - 0.0%
Media - 0.0%
Cox Communications Inc 3.35% 9/15/2026 (i)	500,000	497,570
Consumer Discretionary - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Royal Caribbean Cruises Ltd 5.5% 8/31/2026 (i)	300,000	300,036
Consumer Staples - 0.0%
Beverages - 0.0%
Molson Coors Beverage Co 3% 7/15/2026	200,000	199,158
Financials - 0.2%
Banks - 0.0%
Morgan Stanley Private Bank NA U.S. SOFR Index + 0.77%, 4.4373% 7/6/2028 (g)(h)	250,000	250,590
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 1.431% 3/9/2027 (h)	800,000	799,511
Consumer Finance - 0.0%
Ford Motor Credit Co LLC 4.271% 1/9/2027	400,000	399,923
Ford Motor Credit Co LLC 5.8% 3/5/2027	300,000	304,072
		703,995
Financial Services - 0.1%
Global Payments Inc 1.2% 3/1/2026	800,000	800,001
Insurance - 0.0%
Jackson National Life Global Funding 4.9% 1/13/2027 (i)	150,000	151,092
Protective Life Global Funding U.S. SOFR Index + 0.5%, 4.1665% 7/22/2026 (g)(h)(i)	200,000	200,167
		351,259
TOTAL FINANCIALS		2,905,356
Health Care - 0.0%
Health Care Providers & Services - 0.0%
HCA Inc 5.25% 6/15/2026	200,000	200,132
Utilities - 0.1%
Electric Utilities - 0.1%
Eversource Energy 4.75% 5/15/2026	400,000	400,549
Southern California Edison Co 4.4% 9/6/2026	500,000	500,782
TOTAL UTILITIES		901,331
TOTAL UNITED STATES		5,003,583
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $10,495,058)		10,539,088

Repurchase Agreements - 2.0%
	Maturity Amount ($)	Value ($)
BNP Paribas SA 3.68%, dated 3/2/2026 due 3/3/2026 (b)	26,002,658	26,000,000
Repurchase Agreements*	25,107,802	25,100,000
TOTAL REPURCHASE AGREEMENTS (Cost $51,100,000)		51,100,000

U.S. Government Agency - Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 1.5%
Ginnie Mae II Pool 5.5% 3/1/2056 (c)	11,000,000	11,141,635
Ginnie Mae II Pool 5.5% 4/1/2056 (c)	11,900,000	12,040,672
Uniform Mortgage Backed Securities 5% 3/1/2041 (c)	2,900,000	2,944,066
Uniform Mortgage Backed Securities 5% 4/1/2041 (c)	1,300,000	1,318,992
Uniform Mortgage Backed Securities 5.5% 3/1/2056 (c)	2,800,000	2,845,063
Uniform Mortgage Backed Securities 5.5% 4/1/2056 (c)	2,800,000	2,842,875
Uniform Mortgage Backed Securities 6% 3/1/2056 (c)	3,100,000	3,179,801
Uniform Mortgage Backed Securities 6% 4/1/2056 (c)	1,700,000	1,743,563
TOTAL UNITED STATES		38,056,667
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $37,985,637)		38,056,667

U.S. Treasury Obligations - 0.2%
	Yield (%) (n)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 3/10/2026	3.64 to 3.81	334,000	333,731
US Treasury Bills 0% 3/3/2026	3.77	72,000	71,993
US Treasury Bills 0% 4/14/2026 (o)	3.56 to 3.65	363,000	361,425
US Treasury Bills 0% 4/2/2026	3.65	300,000	299,064
US Treasury Bills 0% 4/28/2026	3.59 to 3.65	300,000	298,277
US Treasury Bills 0% 4/30/2026	3.65	100,000	99,405
US Treasury Bills 0% 4/7/2026	3.64 to 3.65	200,000	199,274
US Treasury Bills 0% 4/9/2026	3.55 to 3.64	400,000	398,471
US Treasury Bills 0% 5/14/2026	3.63	400,000	397,088
US Treasury Bills 0% 5/21/2026	3.63 to 3.64	100,000	99,203
US Treasury Bills 0% 5/28/2026	3.61 to 3.62	200,000	198,268
US Treasury Bills 0% 6/16/2026	3.62 to 3.63	500,000	494,739
US Treasury Bills 0% 6/2/2026	3.64	200,000	198,168
US Treasury Bills 0% 6/23/2026	3.63	100,000	98,875
US Treasury Bills 0% 6/9/2026	3.63 to 3.64	700,000	693,102
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,240,655)			4,241,083

Money Market Funds - 10.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (p)	3.70	587,078	587,195
Fidelity Investments Money Market Government Portfolio - Institutional Class (d)(e)	3.59	98,197,047	98,197,047
State Street Institutional U.S. Government Money Market Fund Premier Class (d)	3.63	168,582,587	168,582,587
TOTAL MONEY MARKET FUNDS (Cost $267,366,829)			267,366,829

Purchased Options - 0.1%
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Put Options
S&P 500 Index	Chicago Board Options Exchange	31	21,324,528	6,500	5/2026	305,040
S&P 500 Index	Chicago Board Options Exchange	34	23,388,192	6,650	4/2026	307,020
S&P 500 Index	Chicago Board Options Exchange	58	39,897,504	4,450	12/2026	287,100
S&P 500 Index	Chicago Board Options Exchange	29	19,948,752	6,550	3/2026	99,180
S&P 500 Index	Chicago Board Options Exchange	50	34,394,400	4,600	1/2027	303,250
S&P 500 Index	Chicago Board Options Exchange	57	39,209,616	4,300	2/2027	308,655

						1,610,245
TOTAL PURCHASED OPTIONS (Cost $1,936,882)						1,610,245

TOTAL INVESTMENT IN SECURITIES - 98.8% (Cost $2,364,176,946)	2,494,352,100
NET OTHER ASSETS (LIABILITIES) - 1.2% (l)(m)	31,079,402
NET ASSETS - 100.0%	2,525,431,502

TBA Sale Commitments
	Principal Amount (a)	Value ($)
U.S. Government Agency - Mortgage Securities
Ginnie Mae II Pool 5.5% 3/1/2056	(9,300,000)	(9,419,747)
Uniform Mortgage Backed Securities 5% 3/1/2041	(1,100,000)	(1,116,714)
Uniform Mortgage Backed Securities 5.5% 3/1/2056	(2,800,000)	(2,845,063)
Uniform Mortgage Backed Securities 6% 3/1/2056	(3,100,000)	(3,179,801)

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES		(16,561,325)

TOTAL TBA SALE COMMITMENTS (Proceeds $16,538,215)		(16,561,325)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Commodity Contracts
CBOT Wheat Contracts (United States)	5	5/2026	145,125	(464)
CBOT Soybean Contracts (United States)	24	5/2026	1,404,900	36,440
CBOT Soybean Meal Contracts (United States)	36	5/2026	1,153,800	18,960
CBOT Soybean Oil Contracts (United States)	41	5/2026	1,521,510	148,602
CBOT Wheat Contracts (United States)	1	5/2026	29,575	896
CEC Copper Contracts (United States)	32	5/2026	4,847,600	117,289
CEC Copper Contracts (United States)	1	7/2026	152,950	498
CEC Gold Bullion Contracts (United States)	3	6/2026	1,586,280	60,284
CEC Gold Bullion Contracts (United States)	3	4/2026	1,574,370	158,415
CEC Gold Bullion Contracts (United States)	38	4/2026	19,942,020	411,877
CME Cattle Feeder Contracts (United States)	5	5/2026	868,000	10,725
CME Cattle Feeder Contracts (United States)	7	3/2026	1,243,988	129,021
CME Cattle Feeder Contracts (United States)	4	8/2026	694,650	(23,510)
CME Cattle Feeder Contracts (United States)	10	4/2026	1,756,000	(7,024)
CME Lean Hogs Contracts (United States)	5	6/2026	219,100	(283)
CME Live Cattle Contracts (United States)	44	4/2026	4,087,160	62,954
CME Live Cattle Contracts (United States)	19	6/2026	1,741,540	68,284
CME Live Cattle Contracts (United States)	4	10/2026	363,560	(10,260)
CME Live Cattle Contracts (United States)	11	8/2026	1,002,320	(587)
Euronext MATIF Wheat Contracts (France)	17	5/2026	202,379	3,231
ICE Brent Crude Oil Contracts (United Kingdom)	11	5/2026	787,710	42,818
ICE Brent Crude Oil Contracts (United Kingdom)	5	4/2026	361,450	22,439
ICE Brent Crude Oil Contracts (United Kingdom)	52	4/2026	3,759,080	156,191
ICE Brent Crude Oil Contracts (United Kingdom)	127	3/2026	9,254,490	901,776
ICE Coal Contracts (United Kingdom)	3	4/2026	321,150	(3,582)
ICE Coal Contracts (United Kingdom)	3	6/2026	325,200	468
ICE Coal Contracts (United Kingdom)	3	5/2026	323,700	(1,032)
ICE Coffee C Contracts (United States)	1	7/2026	103,463	(6,528)
ICE Coffee Contracts (United States)	7	5/2026	736,969	(74,961)
ICE Coffee Robusta Contracts (United Kingdom)	4	5/2026	144,960	(2,359)
ICE Coffee Robusta Contracts (United Kingdom)	16	5/2026	579,840	(18,650)
ICE Coffee Robusta Contracts (United Kingdom)	1	9/2026	34,920	(501)
ICE Coffee Robusta Contracts (United Kingdom)	9	7/2026	319,680	(5,101)
ICE Cotton No 2 Contracts (United States)	26	5/2026	852,930	16,524
ICE Cotton No 2 Contracts (United States)	3	12/2026	104,550	1,782
ICE Cotton No 2 Contracts (United States)	4	7/2026	134,640	2,265
ICE Endex Natural Gas Contracts (Netherlands)	5	5/2026	132,832	13,372
ICE Endex Natural Gas Contracts (Netherlands)	20	4/2026	554,015	23,460
ICE Endex Natural Gas Contracts (Netherlands)	5	4/2026	138,504	13,963
ICE Endex Natural Gas Contracts (Netherlands)	30	3/2026	815,676	59,037
ICE Frozen Concentrated Orange Juice Contracts (United States)	3	5/2026	81,675	3,330
ICE Gas Oil Contracts (United Kingdom)	26	4/2026	1,931,800	194,171
ICE Gas Oil Contracts (United Kingdom)	3	6/2026	214,200	8,972
ICE Gas Oil Contracts (United Kingdom)	8	5/2026	582,000	51,686
ICE Gas Oil Contracts (United Kingdom)	13	5/2026	945,750	81,685
ICE Low Sulpur Gas Oil Contracts (United Kingdom)	12	3/2026	903,300	164,811
ICE Natural Gas Contracts (United Kingdom)	25	3/2026	794,136	49,812
ICE Natural Gas Contracts (United Kingdom)	15	3/2026	476,482	13,469
ICE WTI Crude Contracts (United Kingdom)	5	5/2026	332,800	35,324
ICE WTI Crude Contracts (United Kingdom)	1	6/2026	66,180	4,029
ICE WTI Crude Contracts (United Kingdom)	7	3/2026	469,140	70,992
ICE WTI Crude Contracts (United Kingdom)	8	4/2026	535,120	41,031
LME Aluminum Contracts (United Kingdom)	22	5/2026	1,728,491	34,559
LME Aluminum Contracts (United Kingdom)	22	3/2026	1,726,643	63,977
LME Lead Contracts (United Kingdom)	36	3/2026	1,735,083	(40,886)
LME Nickel Contracts (United Kingdom)	13	3/2026	1,379,258	83,079
LME Zinc Contracts (United Kingdom)	13	3/2026	1,075,640	75,843
LME Zinc Contracts (United Kingdom)	9	4/2026	745,382	7,575
LME Nickel Contracts (United Kingdom)	12	5/2026	1,284,050	58,824
LME Zinc Contracts (United Kingdom)	6	5/2026	497,918	(2,726)
NYMEX Gasoline RBOB Contracts (United States)	6	5/2026	575,165	9,626
NYMEX Gasoline RBOB Contracts (United States)	7	5/2026	671,026	81,450
NYMEX Gasoline RBOB Contracts (United States)	10	4/2026	963,060	68,891
NYMEX Gasoline RBOB Contracts (United States)	6	6/2026	569,671	43,761
NYMEX Gasoline RBOB Contracts (United States)	11	3/2026	1,055,901	103,304
NYMEX Gasoline RBOB Contracts (United States)	1	7/2026	93,635	1,754
NYMEX Heating Oil Contracts (United States)	1	5/2026	104,433	4,022
NYMEX Heating Oil Contracts (United States)	4	5/2026	417,732	32,912
NYMEX Heating Oil Contracts (United States)	7	4/2026	744,232	66,636
NYMEX Heating Oil Contracts (United States)	3	4/2026	318,956	31,095
NYMEX Heating Oil Contracts (United States)	6	3/2026	654,192	112,435
NYMEX Natural Gas Contracts (United States)	1	4/2026	28,810	(6,078)
NYMEX Palladium Bullion Contracts (United States)	2	6/2026	365,700	23,402
NYMEX Platinum Bullion Contracts (United States)	3	4/2026	356,025	81,413
NYMEX WTI Crude Contracts (United States)	17	5/2026	1,131,520	123,948
NYMEX WTI Crude Contracts (United States)	77	3/2026	5,160,540	486,666
NYMEX WTI Crude Contracts (United States)	24	4/2026	1,605,360	164,735
NYMEX WTI Crude Contracts (United States)	6	6/2026	397,080	3,177
NYMEX WTI Crude Contracts (United States)	3	6/2026	198,540	2,084

TOTAL COMMODITY CONTRACTS				4,761,519

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	9	3/2026	1,468,312	58,429
CBOE VIX Index Contracts (United States)	96	4/2026	2,030,506	56,080
CBOE VIX Index Contracts (United States)	200	3/2026	4,127,220	217,804
CBOE VIX Index Contracts (United States)	24	5/2026	513,514	10,320
CBOT E-Mini Dow Jones Industrial Average Index Contracts (United States)	25	3/2026	6,125,000	8,514
CME E-Mini Nasdaq 100 Index Contracts (United States)	33	3/2026	16,503,135	(267,346)
CME E-Mini Russell 2000 Index Contracts (United States)	4	3/2026	526,940	19,298
CME E-Mini S&P 500 Index Contracts (United States)	128	3/2026	44,089,600	(143,441)
Eurex DAX Index Contracts (Germany)	28	3/2026	20,965,011	863,694
Eurex Euro STOXX 50 Contracts (Germany)	40	3/2026	636,173	31,887
Eurex SMI Contracts (Germany)	71	3/2026	12,887,767	883,917
Euronext CAC 40 Index Contracts (France)	3	3/2026	304,622	8,801
HKFE HSI Index Contracts (Hong Kong)	5	3/2026	283,732	(10,449)
HKFE HSI Index Contracts (Hong Kong)	6	3/2026	1,020,324	(15,403)
ICE 3M SONIA Index Contracts (United Kingdom)	52	6/2027	16,957,076	13,767
ICE FTSE 100 Index Contracts (United Kingdom)	8	3/2026	1,175,798	126,608
IDEM FTSE MIB Index Contracts (Italy)	38	3/2026	10,612,529	644,116
JSE FTSE TOP 40 Index Contracts (South Africa)	19	3/2026	1,433,232	120,966
KRX KOSPI 200 Index Contracts (South Korea)	112	3/2026	18,233,987	7,096,107
MEFF IBEX 35 Index Contracts (Spain)	6	3/2026	1,305,280	34,083
NSE S&P CNX NIFTY Index Contracts (India)	41	3/2026	2,073,370	(43,960)
OMX Stockholm 30 Index Contracts (Sweden)	62	3/2026	2,215,733	66,000
OSE TOPIX Contracts (Japan)	30	3/2026	7,596,773	1,060,411
SGX FTSE China A50 Index Contracts (Singapore)	1,364	3/2026	19,971,688	(215,407)
SGX FTSE Taiwan RIC Capped Index Contracts (Singapore)	14	3/2026	1,587,740	60,996
SGX MSCI Singapore Index Contracts (Singapore)	165	3/2026	6,020,693	(36,013)
SGX Nikkei 225 Index Contracts (Singapore)	3	3/2026	567,477	54,594
TME S&P/TSX 60 Index Contracts (Canada)	66	3/2026	19,078,333	1,123,848
WSE WIG 20 Index Contracts (Poland)	49	3/2026	943,756	62,664

TOTAL EQUITY CONTRACTS				11,890,885

Foreign Exchange Contracts
CME EURO/CZK Cross Currency Contracts (United States)	12	3/2026	2,339,114	4,983
CME EURO/PLZ Cross Currency Contracts (United States)	33	3/2026	4,613,628	28,203
CME Euro/HUF Cross-Currency Rate Contracts (United States)	41	3/2026	3,848,809	87,391
CME Japanese Yen Contracts (United States)	1,083	3/2026	86,876,906	(515,941)
CME Mexican Peso Contracts (United States)	487	3/2026	14,113,260	732,669
CME South African Rand Contracts (United States)	141	3/2026	4,427,400	250,932
CME United Kingdom Pound Contracts (United States)	730	3/2026	61,502,500	620,202

TOTAL FOREIGN EXCHANGE CONTRACTS				1,208,439

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	8	3/2026	629,510	4,444
ASX 10Y Australia Treasury Bond Contracts (Australia)	20	3/2027	14,084,018	(17,472)
ASX 3Y Australia Treasury Bond Contracts (Australia)	98	3/2026	7,320,565	5,510
ASX 90 Day Bill Contract (Australia)	39	9/2026	27,462,495	(43,981)
ASX 90 Day Bill Contract (Australia)	32	12/2026	22,532,780	(40,912)
ASX 90 Day Bill Contract (Australia)	48	6/2026	33,808,243	(59,584)
ASX 90 Day Bill Contract (Australia)	13	6/2027	9,155,505	(292)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	13	6/2026	1,517,141	7,702
CBOT 2Y US Treasury Notes Contracts (United States)	8	6/2026	1,673,875	2,365
CBOT US Treasury Long Bond Contracts (United States)	27	6/2026	3,196,969	25,139
CBOT US Treasury Ultra Bond Contracts (United States)	99	6/2026	12,034,688	124,850
CME 3M US SOFR Index Contracts (United States)	60	6/2027	14,553,750	7,763
CME Euro Contracts (United States)	434	3/2026	64,166,900	151,148
Eurex Euro-BTP Contracts (Germany)	77	3/2026	11,177,286	210,709
Eurex Euro-BTP Contracts (Germany)	14	6/2026	2,017,015	2,955
Eurex Euro-OAT Contracts (Germany)	11	3/2026	1,610,663	12,444
Eurex Short Euro-BTP Contracts (Germany)	42	3/2026	5,346,338	8,209
ICE 3M EURIBOR Index Contracts (United States)	89	6/2027	25,759,530	17,233
ICE Long GILT Futures (United Kingdom)	83	6/2026	10,478,572	118,839
TMX 10Y Canadian Bond Contracts (Canada)	56	6/2026	5,043,100	21,147

TOTAL INTEREST RATE CONTRACTS				558,216

TOTAL LONG				18,419,059

SHORT

Commodity Contracts
CBOT Corn Contracts (United States)	(88)	5/2026	(1,973,400)	7,252
CBOT Corn Contracts (United States)	(105)	5/2026	(2,354,625)	(22,033)
CBOT Corn Contracts (United States)	(51)	7/2026	(1,162,800)	(2,425)
CBOT Corn Contracts (United States)	(9)	9/2026	(205,088)	(2,930)
CBOT Corn Contracts (United States)	(66)	12/2026	(1,549,350)	(25,225)
CBOT Corn Contracts (United States)	(4)	3/2027	(96,150)	(685)
CBOT Hard Red Winter Wheat Contracts (United States)	(10)	9/2026	(304,000)	(1,475)
CBOT Hard Red Winter Wheat Contracts (United States)	(3)	12/2026	(94,350)	(907)
CBOT KC Hard Red Winter Wheat Contracts (United States)	(129)	5/2026	(3,744,225)	(139,567)
CBOT KC Hard Red Winter Wheat Contracts (United States)	(55)	7/2026	(1,632,125)	(63,010)
CBOT Soybean Contracts (United States)	(61)	5/2026	(3,570,788)	(137,288)
CBOT Soybean Contracts (United States)	(27)	7/2026	(1,596,713)	(73,616)
CBOT Soybean Contracts (United States)	(3)	9/2026	(109,350)	(14,155)
CBOT Soybean Meal Contracts (United States)	(41)	5/2026	(1,314,050)	(46,681)
CBOT Soybean Meal Contracts (United States)	(13)	7/2026	(419,640)	3,808
CBOT Soybean Meal Contracts (United States)	(3)	8/2026	(96,540)	(937)
CBOT Soybean Meal Contracts (United States)	(2)	9/2026	(63,900)	(1,425)
CBOT Soybean Meal Contracts (United States)	(1)	10/2026	(31,650)	(672)
CBOT Soybean Oil Contracts (United States)	(44)	5/2026	(1,632,840)	(148,782)
CBOT Soybean Oil Contracts (United States)	(19)	7/2026	(705,546)	(51,707)
CBOT Soybean Oil Contracts (United States)	(3)	8/2026	(110,466)	(7,495)
CBOT Soybean Oil Contracts (United States)	(1)	10/2026	(36,036)	(980)
CBOT Soybean Oil Contracts (United States)	(1)	12/2026	(35,838)	(32)
CBOT Soybeans Contracts (United States)	(1)	8/2026	(58,550)	(565)
CBOT Soybeans Contracts (United States)	(22)	9/2026	(1,245,475)	(10,504)
CBOT Wheat Contracts (United States)	(50)	5/2026	(1,478,750)	(84,361)
CBOT Wheat Contracts (United States)	(20)	7/2026	(598,750)	(24,912)
CBOT Wheat Contracts (United States)	(4)	9/2026	(121,950)	(3,760)
CBOT Wheat Contracts (United States)	(4)	12/2026	(125,350)	(6,260)
CEC Copper Contracts (United States)	(4)	5/2026	(605,950)	(45,557)
CEC Silver Bullion Contracts (United States)	(6)	5/2026	(2,798,730)	37,908
CME Lean Hogs Contracts (United States)	(3)	6/2026	(131,460)	(4,777)
CME Lean Hogs Contracts (United States)	(1)	8/2026	(44,230)	(412)
CME Lean Hogs Contracts (United States)	(14)	4/2026	(536,060)	(5,414)
CME Lean Hogs Contracts (United States)	(2)	7/2026	(89,340)	(855)
EEX Phelix DE Baseload Contracts (Germany)	(2)	3/2026	(364,847)	(8,721)
Euronext MATIF Rapeseed Contracts (France)	(27)	4/2026	(776,843)	(12,487)
Euronext MATIF Rapeseed Contracts (France)	(4)	10/2026	(111,957)	(2,671)
Euronext MATIF Rapeseed Contracts (France)	(8)	7/2026	(222,732)	(4,939)
Euronext MATIF Wheat Contracts (France)	(51)	9/2026	(620,694)	(16,854)
Euronext MATIF Wheat Contracts (France)	(38)	12/2026	(475,387)	(14,760)
Euronext MATIF Wheat Contracts (France)	(208)	5/2026	(2,476,161)	(82,747)
ICE Canola Contracts (United States)	(6)	11/2026	(60,869)	(3,530)
ICE Canola Contracts (United States)	(23)	5/2026	(231,914)	(4,840)
ICE Canola Contracts (United States)	(14)	7/2026	(143,382)	(2,694)
ICE Cocoa Contracts (United Kingdom)	(6)	5/2026	(166,327)	44,379
ICE Cocoa Contracts (United Kingdom)	(4)	5/2026	(110,885)	70,344
ICE Cocoa Contracts (United Kingdom)	(1)	7/2026	(28,395)	13,050
ICE Cocoa Contracts (United States)	(6)	5/2026	(173,280)	66,615
ICE Cocoa Contracts (United States)	(6)	7/2026	(176,520)	9,160
ICE Cocoa Contracts (United States)	(1)	7/2026	(29,420)	26,107
ICE Coffee C Contracts (United States)	(15)	7/2026	(1,551,938)	6,650
ICE Cotton No 2 Contracts (United States)	(17)	7/2026	(572,220)	730
ICE ENDEX Bull Carbon Emission Contracts (Netherlands)	(15)	12/2026	(1,245,820)	52,063
ICE ENDEX Bull Carbon Emission Contracts (Netherlands)	(4)	12/2026	(332,219)	67,248
ICE Sugar No 11 Contracts (United States)	(104)	4/2026	(1,617,907)	38,964
ICE Sugar No 11 Contracts (United States)	(76)	4/2026	(1,182,317)	48,192
ICE Sugar No 11 Contracts (United States)	(17)	6/2026	(264,085)	5,132
ICE Sugar No 11 Contracts (United States)	(1)	9/2026	(15,859)	(3)
ICE White Sugar Contracts (United Kingdom)	(24)	4/2026	(489,240)	2,643
ICE White Sugar Contracts (United Kingdom)	(18)	4/2026	(366,930)	9,262
ICE White Sugar Contracts (United Kingdom)	(5)	7/2026	(101,425)	(326)
LME Aluminum Contracts (United Kingdom)	(4)	5/2026	(314,271)	(5,439)
LME Aluminum Contracts (United Kingdom)	(22)	3/2026	(1,726,643)	(41,259)
LME Lead Contracts (United Kingdom)	(26)	5/2026	(1,273,136)	(857)
LME Lead Contracts (United Kingdom)	(36)	3/2026	(1,735,083)	29,714
LME Nickel Contracts (United Kingdom)	(13)	3/2026	(1,379,258)	(53,413)
LME Zinc Contracts (United Kingdom)	(13)	3/2026	(1,075,640)	(1,592)
LME Zinc Contracts (United Kingdom)	(9)	4/2026	(745,382)	(35,365)
NYMEX Natural Gas Contracts (United States)	(2)	6/2026	(66,740)	6,766
NYMEX Natural Gas Contracts (United States)	(79)	3/2026	(2,258,610)	272,484
NYMEX Natural Gas Contracts (United States)	(2)	5/2026	(61,260)	11,406
NYMEX Natural Gas Contracts (United States)	(17)	4/2026	(489,770)	68,937
NYMEX Palladium Bullion Contracts (United States)	(17)	6/2026	(3,108,450)	(26,962)
NYMEX Platinum Bullion Contracts (United States)	(14)	4/2026	(1,661,450)	(56,803)
NYMEX Platinum Bullion Contracts (United States)	(1)	7/2026	(120,115)	(10,267)
SGX Iron Ore Index Contracts (Singapore)	(267)	4/2026	(2,626,212)	(66,552)

TOTAL COMMODITY CONTRACTS				(483,671)

Equity Contracts
ASX 24 S&P/ASX 200 Index Contracts (Australia)	(4)	3/2026	(652,583)	(30,367)
CME E-Mini Russell 2000 Index Contracts (United States)	(133)	3/2026	(17,520,755)	(309,677)
CME E-Mini S&P MidCap 400 Index Contracts (United States)	(11)	3/2026	(3,935,690)	(183,849)
Eurex Euro STOXX 50 Contracts (Germany)	(270)	3/2026	(19,630,039)	(349,153)
Euronext CAC 40 Index Contracts (France)	(68)	3/2026	(6,904,774)	(152,570)
HKFE HSI Index Contracts (Hong Kong)	(10)	3/2026	(567,464)	8,880
HKFE HSI Index Contracts (Hong Kong)	(42)	3/2026	(7,142,265)	2,468
ICE 3M SONIA Index Contracts (United Kingdom)	(45)	6/2027	(14,674,392)	(34,208)
ICE FTSE 100 Index Contracts (United Kingdom)	(53)	3/2026	(7,789,660)	(707,648)
ICE MSCI Emerging Markets Index Contracts (United States)	(32)	3/2026	(2,565,920)	(67,542)
JSE FTSE TOP 40 Index Contracts (South Africa)	(58)	3/2026	(4,375,128)	(447,246)
MEFF IBEX 35 Index Contracts (Spain)	(15)	3/2026	(3,263,201)	(58,208)
NSE S&P CNX NIFTY Index Contracts (India)	(41)	3/2026	(2,073,370)	34,660
OSE Nikkei 225 Index Contracts (Japan)	(186)	3/2026	(7,039,093)	(847,452)
OSE Nikkei 225 Index Contracts (Japan)	(20)	3/2026	(7,568,917)	(907,085)
SGX FTSE Taiwan RIC Capped Index Contracts (Singapore)	(42)	3/2026	(4,763,220)	(129,986)
SGX Nikkei 225 Index Contracts (Singapore)	(13)	3/2026	(2,459,066)	(289,030)

TOTAL EQUITY CONTRACTS				(4,468,013)

Foreign Exchange Contracts
CME Australian Dollar Contracts (United States)	(599)	3/2026	(42,612,860)	(2,570,213)
CME Canadian Dollar Contracts (United States)	(314)	3/2026	(23,049,170)	(139,572)
CME EURO/SEK Cross Currency Contracts (United States)	(3)	3/2026	(443,016)	7,575
CME Euro/NOK Cross-Currency Rate Contracts (United States)	(5)	3/2026	(738,993)	32,002
CME Israel Sheckel Contracts (United States)	(24)	3/2026	(7,642,320)	(101,962)
CME New Zealand Dollar Contracts (United States)	(175)	3/2026	(10,499,125)	(279,232)
CME Swiss Franc Contracts (United States)	(200)	3/2026	(32,596,250)	(923,984)
KRX USD Contracts (South Korea)	(924)	3/2026	(9,222,163)	80,690

TOTAL FOREIGN EXCHANGE CONTRACTS				(3,894,696)

Interest Rate Contracts
ASX 10Y Australia Treasury Bond Contracts (Australia)	(116)	3/2026	(9,127,900)	(104,836)
ASX 3Y Australia Treasury Bond Contracts (Australia)	(46)	3/2026	(3,436,183)	826
CBOT 10Y US Treasury Notes Contracts (United States)	(83)	6/2026	(9,443,844)	(57,781)
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	(26)	6/2026	(3,034,281)	(22,889)
CBOT 2Y US Treasury Notes Contracts (United States)	(685)	6/2026	(143,325,547)	(207,779)
CBOT 5Y US Treasury Notes Contracts (United States)	(345)	6/2026	(37,990,430)	(159,141)
CME 3M US SOFR Index Contracts (United States)	(268)	9/2026	(64,678,450)	98,979
CME 3M US SOFR Index Contracts (United States)	(295)	12/2026	(71,371,563)	16,374
CME 3M US SOFR Index Contracts (United States)	(353)	9/2027	(85,655,450)	(185,479)
CME 3M US SOFR Index Contracts (United States)	(358)	6/2027	(86,837,375)	(140,300)
CME 3M US SOFR Index Contracts (United States)	(456)	3/2027	(110,517,300)	(69,553)
CME US SOFR Index Contracts (United States)	(277)	12/2027	(67,214,050)	(136,422)
CME US SOFR Index Contracts (United States)	(308)	3/2028	(74,720,800)	(72,433)
CME US SOFR Index Issuer Contracts (United States)	(172)	6/2028	(41,710,000)	(140,283)
Eurex Euro-Bobl Contracts (Germany)	(405)	3/2026	(56,210,248)	(512,475)
Eurex Euro-Bund Contracts (Germany)	(196)	3/2026	(30,160,434)	(410,412)
Eurex Euro-Buxl Contracts (Germany)	(82)	3/2026	(11,032,032)	(204,717)
Eurex Euro-OAT Contracts (Germany)	(96)	3/2026	(14,056,692)	(194,359)
Eurex Euro-Schatz Contracts (Germany)	(301)	3/2026	(38,066,461)	(91,747)
Eurex Euro-Schatz Contracts (Germany)	(301)	6/2026	(38,052,234)	(24,349)
Eurex Short Euro-BTP Contracts (Germany)	(84)	3/2026	(10,692,677)	(19,720)
ICE 3M EURIBOR Index Contracts (United Kingdom)	(28)	3/2028	(8,094,196)	(26,541)
ICE 3M EURIBOR Index Contracts (United States)	(124)	9/2026	(35,898,839)	(11,084)
ICE 3M EURIBOR Index Contracts (United States)	(133)	12/2026	(38,512,258)	(45,137)
ICE 3M EURIBOR Index Contracts (United States)	(132)	6/2026	(38,201,246)	1,738
ICE 3M EURIBOR Index Contracts (United States)	(69)	9/2027	(19,963,738)	(48,455)
ICE 3M EURIBOR Index Contracts (United States)	(65)	12/2027	(18,798,739)	(51,364)
ICE 3M EURIBOR Index Contracts (United States)	(87)	6/2027	(25,180,664)	(51,196)
ICE 3M EURIBOR Index Contracts (United States)	(83)	3/2027	(24,030,288)	(47,934)
ICE 3M SONIA Index Contracts (United States)	(61)	9/2026	(19,863,182)	(30,177)
ICE 3M SONIA Index Contracts (United States)	(42)	12/2026	(13,691,854)	(34,110)
ICE 3M SONIA Index Contracts (United States)	(63)	3/2027	(20,546,272)	(56,492)
KRX 10Y Korea Treasury Bond Contracts (South Korea)	(114)	3/2026	(8,933,462)	(29,064)
KRX 3Y Korea Treasury Bond Contracts (South Korea)	(134)	3/2026	(9,820,538)	(18,878)
OSE 10Y Japan Treasury Bond Contracts (Japan)	(8)	3/2026	(6,803,061)	34,006
TME 2Y Canadian Bond Contracts (Canada)	(13)	6/2026	(1,009,989)	(726)
TME 3M CORRA Contracts (Canada)	(9)	9/2026	(1,613,211)	(2,363)
TME 3M CORRA Contracts (Canada)	(10)	12/2026	(1,792,731)	(4,049)
TME 3M CORRA Contracts (Canada)	(7)	9/2027	(1,253,180)	(5,235)
TME 3M CORRA Contracts (Canada)	(7)	6/2027	(1,253,886)	(2,648)
TME 3M CORRA Contracts (Canada)	(11)	3/2027	(1,971,400)	(4,929)
TME 5Y Canadian Bond Contracts (Canada)	(1)	6/2026	(84,542)	(214)

TOTAL INTEREST RATE CONTRACTS				(3,073,348)

TOTAL SHORT				(11,919,728)

TOTAL FUTURES CONTRACTS				6,499,331
The notional amount of long futures as a percentage of Net Assets is 30.5%.
The notional amount of short futures as a percentage of Net Assets is 63.7%.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

AUD	359,000	USD	252,723	State Street Bank & Trust Co	3/2026	2,760
AUD	1,000,000	USD	669,983	BNP Paribas SA	3/2026	41,622
AUD	900,000	USD	618,342	BNP Paribas SA	3/2026	22,102
AUD	400,000	USD	282,806	Bank of America NA	3/2026	1,836
AUD	400,000	USD	279,555	Bank of America NA	3/2026	5,087
AUD	500,000	USD	354,777	Canadian Imperial Bank of Commerce	3/2026	1,026
AUD	630,000	USD	445,202	Citibank NA	3/2026	3,109
AUD	438,000	USD	308,934	Citibank NA	3/2026	2,749
AUD	359,000	USD	254,031	JPMorgan Chase Bank NA	4/2026	1,418
BRL	17,421,651	USD	3,383,173	Bank of America NA	3/2026	15,179
BRL	17,469,405	USD	3,152,810	Goldman Sachs Bank USA	3/2026	254,857
BRL	1,058,446	USD	200,000	BNP Paribas SA	3/2026	5,619
BRL	1,555,998	USD	300,000	BNP Paribas SA	3/2026	2,276
BRL	3,210,099	USD	600,000	BNP Paribas SA	3/2026	23,609
BRL	7,091,276	USD	1,300,000	Citibank NA	3/2026	77,585
BRL	1,573,609	USD	300,000	Citibank NA	3/2026	5,697
BRL	1,097,228	USD	200,000	Goldman Sachs Bank USA	3/2026	13,153
BRL	17,561,064	USD	3,367,479	Bank of America NA	4/2026	29,968
CAD	1,227,821	USD	908,090	Bank of America NA	3/2026	(7,961)
CAD	1,507,977	USD	1,100,000	BNP Paribas SA	3/2026	6,239
CAD	1,348,878	USD	1,000,000	BNP Paribas SA	3/2026	(10,475)
CAD	2,341,048	USD	1,700,000	BNP Paribas SA	3/2026	17,373
CAD	2,609,164	USD	1,900,000	BNP Paribas SA	3/2026	14,060
CAD	3,245,172	USD	2,400,000	BNP Paribas SA	3/2026	(19,370)
CAD	115,000	USD	84,363	Citibank NA	3/2026	0
CAD	546,090	USD	400,000	Goldman Sachs Bank USA	3/2026	607
CAD	1,096,384	USD	800,000	Goldman Sachs Bank USA	3/2026	4,298
CAD	1,225,281	USD	896,220	Bank of America NA	4/2026	3,224
CHF	1,671,526	USD	2,165,049	Barclays Bank PLC	3/2026	9,011
CHF	382,600	USD	500,000	BNP Paribas SA	3/2026	(1,428)
CHF	2,124,692	USD	2,700,000	BNP Paribas SA	3/2026	68,724
CHF	1,261,766	USD	1,600,000	BNP Paribas SA	3/2026	44,230
CHF	841,575	USD	1,100,000	BNP Paribas SA	3/2026	(3,329)
CHF	2,356,859	USD	3,000,000	Bank of America NA	3/2026	71,265
CLP	342,640,000	USD	400,000	Barclays Bank PLC	3/2026	(7,411)
CLP	2,270,949,526	USD	2,437,504	Citibank NA	3/2026	164,498
CLP	2,453,008,737	USD	2,636,510	UBS AG	3/2026	174,091
CLP	1,823,475,004	USD	2,100,415	Citibank NA	9/2026	(12,100)
CNY	8,313,000	USD	1,199,077	BNP Paribas SA	3/2026	14,119
CNY	8,353,380	USD	1,200,000	Canadian Imperial Bank of Commerce	3/2026	19,090
CNY	7,698,829	USD	1,100,000	Canadian Imperial Bank of Commerce	3/2026	23,565
COP	1,274,510,603	USD	324,463	UBS AG	3/2026	15,037
COP	1,485,284,000	USD	400,000	Bank of America NA	3/2026	(5,788)
COP	1,925,000,000	USD	500,000	Goldman Sachs Bank USA	3/2026	10,918
COP	9,687,050,504	USD	2,628,779	State Street Bank & Trust Co	3/2026	(57,720)
COP	13,410,913,022	USD	3,525,708	Citibank NA	4/2026	13,968
COP	1,311,942,560	USD	347,557	Citibank NA	6/2026	(7,303)
COP	1,667,692,785	USD	439,242	Barclays Bank PLC	7/2026	(11,065)
COP	1,635,851,039	USD	421,796	State Street Bank & Trust Co	9/2026	(5,416)
CZK	25,171,700	USD	1,209,579	BNP Paribas SA	3/2026	17,934
CZK	10,159,353	USD	500,000	BNP Paribas SA	3/2026	(4,532)
CZK	6,164,273	USD	300,000	JPMorgan Chase Bank NA	3/2026	630
CZK	8,252,728	USD	400,000	Morgan Stanley	3/2026	2,483
EUR	51,000	USD	60,934	Barclays Bank PLC	3/2026	(672)
EUR	31,000	USD	36,617	BNP Paribas SA	3/2026	44
EUR	5,000	USD	5,890	BNP Paribas SA	3/2026	23
EUR	29,000	USD	34,371	BNP Paribas SA	3/2026	(75)
EUR	1,000,000	USD	1,196,568	BNP Paribas SA	3/2026	(13,971)
EUR	500,000	USD	599,204	BNP Paribas SA	3/2026	(7,906)
EUR	2,991	USD	3,531	BNP Paribas SA	3/2026	3
EUR	46,000	USD	54,545	Barclays Bank PLC	3/2026	(146)
EUR	41,000	USD	48,417	Barclays Bank PLC	3/2026	69
EUR	1,000,000	USD	1,178,922	Goldman Sachs Bank USA	3/2026	3,675
EUR	625,000	USD	732,972	Goldman Sachs Bank USA	3/2026	6,151
EUR	155,000	USD	182,945	JPMorgan Chase Bank NA	3/2026	358
EUR	56,000	USD	66,068	NatWest Markets PLC	3/2026	158
EUR	14,000	USD	16,509	State Street Bank & Trust Co	3/2026	47
EUR	51,000	USD	60,289	Citibank NA	4/2026	75
GBP	67,000	USD	90,174	State Street Bank & Trust Co	3/2026	118
GBP	2,625,000	USD	3,508,775	BNP Paribas SA	3/2026	28,973
GBP	1,375,000	USD	1,853,206	BNP Paribas SA	3/2026	(100)
GBP	875,000	USD	1,196,616	BNP Paribas SA	3/2026	(17,367)
GBP	28,000	USD	37,737	BNP Paribas SA	3/2026	(1)
GBP	500,000	USD	688,641	BNP Paribas SA	3/2026	(14,784)
GBP	375,000	USD	506,971	Barclays Bank PLC	3/2026	(1,579)
GBP	62,000	USD	83,528	JPMorgan Chase Bank NA	3/2026	31
GBP	42,000	USD	56,643	JPMorgan Chase Bank NA	3/2026	(39)
GBP	53,000	USD	71,478	JPMorgan Chase Bank NA	3/2026	(49)
GBP	4,000	USD	5,416	NatWest Markets PLC	3/2026	(25)
GBP	8,000	USD	10,829	State Street Bank & Trust Co	4/2026	(47)
HUF	64,919,930	USD	203,065	BNP Paribas SA	3/2026	287
HUF	418,832,363	USD	1,300,000	BNP Paribas SA	3/2026	11,929
HUF	4,415,000	USD	13,845	BNP Paribas SA	3/2026	(15)
HUF	2,359,000	USD	7,406	Bank of America NA	3/2026	(16)
HUF	63,064,377	USD	196,935	Barclays Bank PLC	3/2026	605
HUF	128,983,828	USD	400,000	Citibank NA	3/2026	4,022
HUF	64,039,112	USD	200,000	Deutsche Bank AG	3/2026	593
HUF	438,165,551	USD	1,370,612	JPMorgan Chase Bank NA	3/2026	1,875
HUF	9,947,000	USD	31,091	JPMorgan Chase Bank NA	3/2026	67
HUF	434,854,821	USD	1,356,723	UBS AG	3/2026	5,394
IDR	11,779,947,620	USD	700,000	BNP Paribas SA	3/2026	2,368
ILS	1,870,113	USD	600,000	BNP Paribas SA	3/2026	(2,920)
ILS	51,000	USD	16,466	Citibank NA	3/2026	(183)
ILS	32,000	USD	10,384	JPMorgan Chase Bank NA	3/2026	(167)
ILS	5,306,443	USD	1,724,461	Barclays Bank PLC	6/2026	(28,026)
ILS	4,654,401	USD	1,518,478	UBS AG	6/2026	(30,497)
INR	115,390,216	USD	1,272,000	BNP Paribas SA	3/2026	(5,533)
INR	91,115,000	USD	1,000,000	Bank of America NA	3/2026	34
INR	11,609,498	USD	128,000	Deutsche Bank AG	3/2026	(580)
INR	219,333,271	USD	2,377,951	Citibank NA	4/2026	25,804
JPY	8,261,900	USD	52,995	Bank of America NA	3/2026	(90)
JPY	91,539,149	USD	586,639	Morgan Stanley	3/2026	(470)
JPY	957,886,138	USD	6,132,162	State Street Bank & Trust Co	3/2026	1,646
JPY	38,204,620	USD	250,000	BNP Paribas SA	3/2026	(5,030)
JPY	1,278,000,000	USD	8,368,475	Morgan Stanley	3/2026	(173,867)
KRW	1,106,660,275	USD	766,000	BNP Paribas SA	3/2026	2,872
KRW	861,588,396	USD	600,000	BNP Paribas SA	3/2026	(1,396)
KRW	581,724,000	USD	400,000	Bank of America NA	3/2026	4,163
KRW	439,896,000	USD	300,000	Canadian Imperial Bank of Commerce	3/2026	5,626
KRW	49,067,780	USD	34,000	Deutsche Bank AG	3/2026	91
MXN	32,103	USD	1,740	JPMorgan Chase Bank NA	3/2026	123
MXN	1,312,000	USD	76,021	Goldman Sachs Bank USA	3/2026	49
MXN	47,211,605	USD	2,730,099	Goldman Sachs Bank USA	3/2026	7,232
MXN	8,606,138	USD	500,000	Goldman Sachs Bank USA	3/2026	(1,016)
MXN	1,040,000	USD	57,197	Morgan Stanley	3/2026	3,102
MXN	5,154,485	USD	300,000	Royal Bank of Canada	3/2026	(1,143)
MXN	22,509,000	USD	1,237,064	Bank of America NA	4/2026	64,189
MXN	76,428,612	USD	4,268,229	JPMorgan Chase Bank NA	4/2026	150,137
MXN	15,352,257	USD	881,868	BNP Paribas SA	6/2026	1,203
MYR	3,632,131	USD	929,671	Barclays Bank PLC	3/2026	4,165
MYR	1,891,334	USD	485,555	Barclays Bank PLC	3/2026	715
MYR	689,021	USD	176,908	Morgan Stanley	3/2026	242
NOK	5,479,376	USD	572,411	Barclays Bank PLC	3/2026	3,862
NOK	3,851,204	USD	400,000	BNP Paribas SA	3/2026	4,999
NOK	12,082,951	USD	1,200,000	BNP Paribas SA	3/2026	70,663
NOK	7,862,190	USD	800,000	BNP Paribas SA	3/2026	26,801
NOK	5,799,087	USD	600,000	BNP Paribas SA	3/2026	9,841
NOK	3,868,888	USD	400,000	Bank of America NA	3/2026	6,858
NOK	3,827,863	USD	400,000	Bank of America NA	3/2026	2,544
NZD	1,798,040	USD	1,075,785	UBS AG	3/2026	2,769
NZD	1,100,000	USD	669,381	BNP Paribas SA	3/2026	(9,119)
NZD	2,600,000	USD	1,556,633	BNP Paribas SA	3/2026	3,986
NZD	2,300,000	USD	1,331,620	BNP Paribas SA	3/2026	48,928
NZD	1,400,000	USD	846,234	BNP Paribas SA	3/2026	(5,901)
NZD	700,000	USD	419,793	Bank of America NA	3/2026	374
NZD	700,000	USD	416,704	Bank of America NA	3/2026	3,463
PEN	6,375,035	USD	1,787,828	Citibank NA	5/2026	107,632
PEN	2,725,803	USD	796,879	Citibank NA	11/2026	10,886
PHP	85,634,243	USD	1,485,000	BNP Paribas SA	3/2026	(1,333)
PHP	6,633,649	USD	115,000	JPMorgan Chase Bank NA	3/2026	(68)
PLN	1,056,327	USD	300,000	BNP Paribas SA	3/2026	(4,383)
PLN	3,962,148	USD	1,100,000	BNP Paribas SA	3/2026	8,821
PLN	1,799,883	USD	500,000	BNP Paribas SA	3/2026	3,703
PLN	3,161,540	USD	900,000	BNP Paribas SA	3/2026	(15,232)
PLN	21,000	USD	5,899	Citibank NA	3/2026	(22)
PLN	33,000	USD	9,218	JPMorgan Chase Bank NA	3/2026	18
PLN	74,154	USD	20,584	BNP Paribas SA	4/2026	168
PLN	5,761,016	USD	1,600,985	Barclays Bank PLC	4/2026	11,205
PLN	20,122,214	USD	5,555,308	UBS AG	4/2026	75,786
SEK	5,148,786	USD	581,113	Bank of America NA	3/2026	(10,774)
SEK	10,148,790	USD	1,100,000	BNP Paribas SA	3/2026	25,235
SEK	6,436,459	USD	700,000	BNP Paribas SA	3/2026	13,635
SEK	655,000	USD	73,099	Citibank NA	3/2026	(477)
SEK	285,000	USD	31,541	Citibank NA	3/2026	58
SEK	7,950,734	USD	900,000	Deutsche Bank AG	3/2026	(18,472)
SEK	3,630,785	USD	400,000	Goldman Sachs Bank USA	3/2026	2,559
SGD	1,003,750	USD	794,798	JPMorgan Chase Bank NA	3/2026	(1,257)
SGD	1,407,373	USD	1,100,000	BNP Paribas SA	3/2026	13,982
THB	92,056,407	USD	2,945,051	BNP Paribas SA	3/2026	20,880
THB	18,813,360	USD	600,000	Barclays Bank PLC	3/2026	6,141
TRY	485,773	USD	10,641	Barclays Bank PLC	3/2026	342
TRY	342,036	USD	7,435	Barclays Bank PLC	3/2026	195
TRY	299,336	USD	6,565	Bank of America NA	3/2026	90
TWD	838,198	USD	26,454	BNP Paribas SA	3/2026	298
USD	254,064	AUD	359,000	JPMorgan Chase Bank NA	3/2026	(1,418)
USD	3,367,479	BRL	17,421,651	Bank of America NA	3/2026	(30,873)
USD	3,373,953	BRL	17,374,169	Goldman Sachs Bank USA	3/2026	(15,137)
USD	17,311	BRL	95,236	Goldman Sachs Bank USA	3/2026	(1,266)
USD	300,000	BRL	1,581,281	Bank of America NA	3/2026	(7,187)
USD	400,000	BRL	2,104,293	Bank of America NA	3/2026	(8,790)
USD	17,971	BRL	100,000	Goldman Sachs Bank USA	4/2026	(1,376)
USD	2,192,221	BRL	11,817,607	Goldman Sachs Bank USA	4/2026	(94,069)
USD	17,996	BRL	100,000	Goldman Sachs Bank USA	4/2026	(1,350)
USD	896,220	CAD	1,226,836	Bank of America NA	3/2026	(3,187)
USD	5,800,000	CAD	8,027,507	BNP Paribas SA	3/2026	(88,910)
USD	2,187,721	CHF	1,672,933	Goldman Sachs Bank USA	3/2026	11,831
USD	2,800,000	CHF	2,202,738	Bank of America NA	3/2026	(70,428)
USD	1,600,000	CHF	1,271,905	Bank of America NA	3/2026	(57,443)
USD	2,165,049	CHF	1,666,115	Barclays Bank PLC	4/2026	(10,218)
USD	600,000	CLP	516,006,000	Bank of America NA	3/2026	8,772
USD	2,100,415	CLP	1,822,319,776	Citibank NA	3/2026	12,443
USD	1,935,937	CLP	1,870,463,495	Citibank NA	3/2026	(207,197)
USD	600,000	CLP	515,190,000	Citibank NA	3/2026	9,707
USD	347,557	COP	1,281,096,834	Citibank NA	3/2026	6,303
USD	500,000	COP	1,832,115,000	Bank of America NA	3/2026	13,735
USD	300,000	COP	1,111,198,800	Citibank NA	3/2026	5,075
USD	500,000	COP	1,895,000,000	Citibank NA	3/2026	(2,956)
USD	205,000	COP	801,345,000	Citibank NA	3/2026	(7,687)
USD	1,554,152	COP	5,750,982,507	Deutsche Bank AG	3/2026	27,772
USD	27,949	COP	104,996,429	Goldman Sachs Bank USA	3/2026	81
USD	421,796	COP	1,567,393,564	State Street Bank & Trust Co	3/2026	5,791
USD	495,000	COP	1,936,440,000	UBS AG	3/2026	(18,954)
USD	211,849	COP	798,012,378	Citibank NA	6/2026	4,882
USD	2,628,779	COP	10,026,951,625	State Street Bank & Trust Co	8/2026	68,748
USD	300,000	CZK	6,237,887	State Street Bank & Trust Co	3/2026	(4,220)
USD	3,574	EUR	2,991	Barclays Bank PLC	3/2026	39
USD	60,202	EUR	51,000	Citibank NA	3/2026	(59)
USD	1,768,023	EUR	1,500,000	BNP Paribas SA	3/2026	(5,872)
USD	40,160	EUR	34,000	BNP Paribas SA	3/2026	(48)
USD	1,903,176	EUR	1,625,000	Barclays Bank PLC	3/2026	(18,544)
USD	61,660	EUR	52,000	Barclays Bank PLC	3/2026	165
USD	48,381	EUR	52,000	Barclays Bank PLC	3/2026	(65)
USD	67,326	EUR	57,000	Citibank NA	3/2026	(82)
USD	66,096	EUR	56,000	JPMorgan Chase Bank NA	3/2026	(129)
USD	820,975	EUR	700,000	JPMorgan Chase Bank NA	3/2026	(6,842)
USD	3,536	EUR	2,991	BNP Paribas SA	4/2026	(4)
USD	81,210	GBP	59,000	Citibank NA	3/2026	1,699
USD	547,704	GBP	406,947	State Street Bank & Trust Co	3/2026	(719)
USD	10,828	GBP	8,000	State Street Bank & Trust Co	3/2026	47
USD	5,894,503	GBP	4,375,000	BNP Paribas SA	3/2026	(1,743)
USD	37,737	GBP	28,000	BNP Paribas SA	3/2026	3
USD	346,641	GBP	255,000	JPMorgan Chase Bank NA	3/2026	2,974
USD	122,344	GBP	90,000	JPMorgan Chase Bank NA	3/2026	1,050
USD	20,269	GBP	15,000	State Street Bank & Trust Co	3/2026	54
USD	55,394	GBP	41,000	State Street Bank & Trust Co	3/2026	138
USD	7,413	HUF	2,359,000	Bank of America NA	3/2026	16
USD	1,201,020	HUF	399,933,004	BNP Paribas SA	3/2026	(51,710)
USD	6	HUF	1,994	BNP Paribas SA	3/2026	0
USD	1	HUF	332	Bank of America NA	3/2026	0
USD	200,000	HUF	66,430,438	Citibank NA	3/2026	(8,083)
USD	1,098,973	HUF	365,325,363	JPMorgan Chase Bank NA	3/2026	(45,354)
USD	656,000	IDR	11,005,889,973	BNP Paribas SA	3/2026	(215)
USD	300,000	IDR	5,019,930,000	Bank of America NA	3/2026	692
USD	144,000	IDR	2,417,760,000	Deutsche Bank AG	3/2026	(157)
USD	1,422,350	IDR	23,930,957,875	Citibank NA	6/2026	(1,685)
USD	700,000	ILS	2,166,458	Citibank NA	3/2026	8,305
USD	469,000	INR	42,512,505	BNP Paribas SA	3/2026	2,403
USD	2,377,951	INR	218,756,570	Citibank NA	3/2026	(23,015)
USD	931,000	INR	84,371,689	JPMorgan Chase Bank NA	3/2026	4,977
USD	348,034	INR	31,913,005	Citibank NA	4/2026	(1,712)
USD	311,973	INR	28,356,006	Citibank NA	4/2026	1,209
USD	314,915	INR	28,624,356	Citibank NA	4/2026	1,210
USD	315,093	INR	28,656,921	Citibank NA	4/2026	1,031
USD	350,505	INR	31,905,944	Citibank NA	4/2026	836
USD	264,751	INR	24,102,402	Citibank NA	4/2026	604
USD	344,038	INR	31,539,684	Citibank NA	4/2026	(1,617)
USD	350,870	INR	31,923,030	Citibank NA	4/2026	1,014
USD	5,924,717	JPY	911,933,625	Barclays Bank PLC	3/2026	85,165
USD	176,645	JPY	27,224,394	Citibank NA	3/2026	2,314
USD	770,735	JPY	118,632,533	Morgan Stanley	3/2026	11,074
USD	500,000	JPY	77,879,727	BNP Paribas SA	3/2026	631
USD	1,370,000	JPY	214,241,339	Bank of America NA	3/2026	(3,727)
USD	530,000	JPY	82,896,934	Bank of America NA	3/2026	(1,540)
USD	700,000	JPY	107,375,100	Barclays Bank PLC	3/2026	11,505
USD	52,995	JPY	8,240,500	Bank of America NA	4/2026	86
USD	586,639	JPY	91,301,912	Morgan Stanley	4/2026	423
USD	6,132,162	JPY	955,408,132	State Street Bank & Trust Co	4/2026	(2,158)
USD	600,000	KRW	885,716,573	BNP Paribas SA	3/2026	(15,368)
USD	366,262	KRW	529,476,233	Citibank NA	3/2026	(1,601)
USD	2,312,482	KRW	3,354,578,888	Goldman Sachs Bank USA	3/2026	(18,172)
USD	400,000	KRW	580,331,796	State Street Bank & Trust Co	3/2026	(3,196)
USD	881,868	MXN	15,226,238	BNP Paribas SA	3/2026	(950)
USD	700,000	MXN	12,101,762	BNP Paribas SA	3/2026	(1,661)
USD	300,000	MXN	5,373,923	Bank of America NA	3/2026	(11,580)
USD	1,661,244	MXN	30,673,542	JPMorgan Chase Bank NA	3/2026	(117,209)
USD	2,730,099	MXN	47,629,310	Goldman Sachs Bank USA	6/2026	(9,566)
USD	573,424	NOK	5,480,781	UBS AG	3/2026	(2,996)
USD	572,411	NOK	5,480,254	Barclays Bank PLC	4/2026	(3,830)
USD	1,091,155	NZD	1,798,040	Barclays Bank PLC	3/2026	12,601
USD	1,076,981	NZD	1,798,040	UBS AG	4/2026	(2,969)
USD	1,101,480	PEN	3,802,971	Citibank NA	7/2026	(27,268)
USD	1,116,103	PHP	66,527,547	Morgan Stanley	3/2026	(36,566)
USD	1,500,000	PLN	5,410,892	BNP Paribas SA	3/2026	(14,256)
USD	1,100,000	PLN	3,931,970	Bank of America NA	3/2026	(375)
USD	4,248,133	PLN	15,431,809	Deutsche Bank AG	4/2026	(70,402)
USD	2,461,504	PLN	8,889,648	UBS AG	4/2026	(26,231)
USD	31,515	SEK	285,000	Citibank NA	3/2026	(55)
USD	794,024	SGD	1,004,863	State Street Bank & Trust Co	3/2026	(397)
USD	794,798	SGD	1,001,636	JPMorgan Chase Bank NA	4/2026	1,011
USD	6,122	THB	191,428	Citibank NA	3/2026	(45)
USD	731,000	THB	23,147,385	JPMorgan Chase Bank NA	3/2026	(14,777)
USD	669,000	THB	21,173,181	JPMorgan Chase Bank NA	3/2026	(13,171)
USD	11,403	TRY	520,575	BNP Paribas SA	3/2026	(367)
USD	9,286	TRY	425,530	BNP Paribas SA	3/2026	(279)
USD	12,685	TRY	577,448	Barclays Bank PLC	3/2026	(218)
USD	12,520	TRY	576,052	Barclays Bank PLC	3/2026	(341)
USD	37,911	TRY	1,741,583	Barclays Bank PLC	4/2026	(615)
USD	24,713	TRY	1,126,170	Barclays Bank PLC	4/2026	(179)
USD	46,733	TRY	2,151,866	Barclays Bank PLC	4/2026	71
USD	2,686,721	TWD	83,747,787	BNP Paribas SA	3/2026	13,845
USD	400,000	ZAR	6,436,138	BNP Paribas SA	3/2026	(3,685)
USD	400,000	ZAR	6,406,119	Citibank NA	3/2026	(1,802)
ZAR	591,000	USD	37,165	BNP Paribas SA	3/2026	(96)
ZAR	4,776,560	USD	300,000	BNP Paribas SA	3/2026	(407)
ZAR	6,403,485	USD	400,000	Deutsche Bank AG	3/2026	1,637
ZAR	525,000	USD	32,466	Goldman Sachs Bank USA	3/2026	463
ZAR	13,914,561	USD	864,930	Barclays Bank PLC	3/2026	7,669
ZAR	22,068,396	USD	1,363,904	Barclays Bank PLC	3/2026	20,032

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						665,107
Unrealized Appreciation						2,402,129
Unrealized Depreciation						(1,737,022)

Credit Default Swaps
Underlying Reference	Rating(1)	Maturity Date	Clearinghouse / Counterparty(3)	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(2)(5)		Value ($)(1)	Upfront Premium Received/ (Paid) ($)(4)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
iTraxx Crossover Series 44 Index		12/2030	ICE	(5%)	Quarterly	EUR	50,000	(88)	0	(88)

Sell Protection
iTraxx Crossover Series 44 Index	NR	12/2030	Bank of America NA	5%	Quarterly	EUR	200,000	47,444	(42,621)	4,823
5Y CDX EM CDSI Series 44 Index	NR	12/2030	ICE	1%	Quarterly		8,900,000	54,234	0	54,234
iTraxx Europe Series 44 Index	NR	12/2030	ICE	1%	Quarterly	EUR	50,000	(48)	0	(48)
iTraxx Europe Series 44 Index	NR	12/2030	ICE	1%	Quarterly	EUR	33,000,000	12,373	0	12,373
5Y CDX NA IG Series 45 Index	NR	12/2030	ICE	1%	Quarterly		63,000,000	(111,553)	0	(111,553)
iTraxx Crossover Series 44 Index	NR	12/2030	ICE	5%	Quarterly	EUR	12,000,000	61,051	0	61,051
5Y CDX EM CDSI Series 44 Index	NR	12/2030	ICE	1%	Quarterly		3,000,000	23,880	0	23,880
5Y CDX NA HY Series 45 Index	NR	12/2030	ICE	5%	Quarterly		4,950,000	(1,939)	0	(1,939)

TOTAL SELL PROTECTION								85,442	(42,621)	42,821
TOTAL CREDIT DEFAULT SWAPS								85,354	(42,621)	42,733

(1)Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2)The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

(3)Swaps with Intercontinental Exchange (ICE) are centrally cleared swaps.

(4)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(5)Notional amount is stated in U.S. Dollars unless otherwise noted.

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(3)		Value ($)	Upfront Premium Received/ (Paid) ($)(2)	Unrealized Appreciation/ (Depreciation) ($)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.525%	At Maturity	LCH	6/2033		900,000	(7,520)	0	(7,520)
US CPI Urban Consumer NSA Index(4)	At Maturity	2.595%	At Maturity	LCH	7/2033		2,900,000	(30,871)	0	(30,871)
2.5%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	3/2033		3,800,000	9,510	0	9,510
4.65%	Semi-Annual	3M Chile Interbank Offer Rate(4)	Semi-Annual	CME	6/2030	CLP	6,220,100,000	22,481	0	22,481
3.952%	Annual	6M WIBID(4)	Semi-Annual	CME	7/2030	PLN	5,845,000	55,490	0	55,490
2.5975%	At Maturity	US CPI Urban Consumer NSA Index(4)	At Maturity	LCH	4/2034		2,000,000	3,072	0	3,072
3.92%	Annual	SHIR(4)	Quarterly	LCH	4/2030	ILS	9,000,000	63,508	0	63,508
2.75%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	3/2036	EUR	8,300,000	80,112	0	80,112
6M EURIBOR(4)	Semi-Annual	3%	Annual	LCH	3/2056	EUR	2,400,000	33,811	0	33,811
13.47%	At Maturity	Brazil CETIP Interbank Deposit Rate(4)	At Maturity	CME	1/2031	BRL	2,400,000	4,576	0	4,576
13.385%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2031	BRL	12,200,000	(2,056)	0	(2,056)
Canadian Overnight Repo Rate(4)	Semi-Annual	3.25%	Semi-Annual	LCH	3/2056	CAD	4,300,000	18,723	0	18,723
4%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2036		11,400,000	158,303	0	158,303
SONIA(4)	Annual	4.75%	Annual	LCH	3/2056	GBP	3,400,000	(168,449)	0	(168,449)
1%	Quarterly	THOR(4)	Quarterly	LCH	3/2031	THB	4,000,000	(927)	0	(927)
3M TAIBOR(4)	Quarterly	1.75%	Quarterly	LCH	3/2031	TWD	138,700,000	29,090	0	29,090
1.5%	Semi-Annual	SORA(4)	Semi-Annual	LCH	3/2031	SGD	10,100,000	52,291	0	52,291
FBIL MIFOR(4)	Semi-Annual	5.75%	Semi-Annual	LCH	3/2031	INR	574,500,000	(12,647)	0	(12,647)
3%	Quarterly	3M HIBOR(4)	Quarterly	LCH	3/2031	HKD	33,800,000	42,219	0	42,219
3M KRW CD Rate(4)	Quarterly	2.5%	Quarterly	LCH	3/2031	KRW	3,193,800,000	52,947	0	52,947
2.75%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	3/2031	CAD	7,900,000	25,709	0	25,709
3%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	3/2036	CAD	13,500,000	124,115	0	124,115
SONIA(4)	Annual	3.5%	Annual	LCH	3/2028	GBP	1,300,000	(1,500)	0	(1,500)
4.25%	Annual	SONIA(4)	Annual	LCH	3/2036	GBP	10,600,000	141,117	0	141,117
3.5%	Annual	U.S. SOFR Index(4)	Annual	LCH	3/2031		1,500,000	9,883	0	9,883
U.S. SOFR Index(4)	Annual	3.5%	Annual	LCH	3/2028		28,200,000	(42,493)	0	(42,493)
2.5%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	3/2028	CAD	9,600,000	50,106	0	50,106
U.S. SOFR Index(4)	Annual	4%	Annual	LCH	3/2056		700,000	(1,574)	0	(1,574)
1.5%	Quarterly	China Fixing Repo 7D Rate(4)	Quarterly	LCH	3/2031	CNY	3,500,000	260	0	260
2%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	3/2028	EUR	1,800,000	1,316	0	1,316
4.25%	Semi-Annual	6M BBSW(4)	Semi-Annual	LCH	3/2036	AUD	6,500,000	(67,703)	0	(67,703)
TONAR(4)	Annual	1.5%	Annual	LCH	3/2036	JPY	222,500,000	(4,087)	0	(4,087)
3M Australia Bank Bill Swap Rate(4)	Quarterly	3.25%	Quarterly	LCH	3/2028	AUD	31,700,000	173,522	0	173,522
2.5%	Annual	TONAR(4)	Annual	LCH	3/2056	JPY	198,400,000	(12,530)	0	(12,530)
8.79%	Quarterly	Colombia Overnight Interbank Rate(4)	Quarterly	CME	9/2030	COP	160,400,000	(2,540)	0	(2,540)
7.56%	Quarterly	3M JIBAR(4)	Quarterly	CME	9/2030	ZAR	91,700,000	99,477	0	99,477
4.13%	Annual	6M PRIBOR(4)	Semi-Annual	CME	10/2035	CZK	47,700,000	10,546	0	10,546
KLIBOR(4)	Quarterly	3%	Quarterly	LCH	3/2031	MYR	25,500,000	(11,594)	0	(11,594)
6.86%	Quarterly	3M JIBAR(4)	Quarterly	CME	10/2030	ZAR	8,800,000	5,639	0	5,639
4.195%	Annual	6M WIBID(4)	Semi-Annual	CME	9/2030	PLN	25,600,000	28,114	0	28,114
3.8%	Annual	SHIR(4)	Annual	LCH	7/2030	ILS	16,000,000	28,086	0	28,086
6M PRIBOR(4)	Semi-Annual	3.705%	Annual	CME	8/2030	CZK	59,800,000	(92,009)	0	(92,009)
Colombia Overnight Interbank Rate(4)	Quarterly	9.115%	Quarterly	CME	10/2030	COP	6,890,900,000	165,129	0	165,129
7.3%	Lunar	1D TIIE(4)	Lunar	CME	12/2030	MXN	56,600,000	36,297	0	36,297
6M BUBOR(4)	Semi-Annual	6.418%	Annual	CME	11/2030	HUF	866,140,000	(69,894)	0	(69,894)
6.5%	Annual	6M BUBOR(4)	Semi-Annual	CME	11/2030	HUF	2,646,109,000	93,024	0	93,024
3M Chile Interbank Offer Rate(4)	Semi-Annual	4.75%	Semi-Annual	CME	11/2030	CLP	1,329,200,000	(3,984)	0	(3,984)
12.8%	At Maturity	Brazil CETIP Interbank Deposit Overnight Rate(4)	At Maturity	CME	1/2031	BRL	10,400,000	(6,289)	0	(6,289)
8.071%	Lunar	1D TIIE(4)	Lunar	CME	9/2035	MXN	40,500,000	27,641	0	27,641
10.67%	Quarterly	Colombia Overnight Interbank Rate(4)	Quarterly	CME	3/2031	COP	5,016,300,000	(50,163)	0	(50,163)
3.575%	Annual	6M PRIBOR(4)	Semi-Annual	CME	7/2030	CZK	130,600,000	34,066	0	34,066
7.6225%	Lunar	1D TIIE(4)	Lunar	CME	3/2031	MXN	12,400,000	13,750	0	13,750
Colombia Overnight Interbank Rate(4)	Quarterly	11.11%	Quarterly	CME	3/2031	COP	2,701,700,000	13,271	0	13,271
Colombia Overnight Interbank Rate(4)	Quarterly	11.1538%	Quarterly	CME	3/2031	COP	1,543,800,000	6,924	0	6,924
Colombia Overnight Interbank Rate(4)	Quarterly	10.83%	Quarterly	CME	3/2031	COP	7,689,100,000	37,534	0	37,534
3%	Annual	6M EURIBOR(4)	Semi-Annual	LCH	9/2056	EUR	200,000	2,964	0	2,964
U.S. SOFR Index(4)	Annual	3%	Annual	LCH	9/2028		9,200,000	(21,950)	0	(21,950)
7.75%	Lunar	1D TIIE(4)	Lunar	CME	3/2031	MXN	12,200,000	1,746	0	1,746
Canadian Overnight Repo Rate(4)	Semi-Annual	2.5%	Semi-Annual	LCH	9/2028	CAD	2,900,000	(2,449)	0	(2,449)
3%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	9/2036	CAD	1,200,000	3,277	0	3,277
3.25%	Semi-Annual	Canadian Overnight Repo Rate(4)	Semi-Annual	LCH	9/2056	CAD	400,000	845	0	845
7.18%	Quarterly	3M JIBAR(4)	Quarterly	CME	12/2030	ZAR	11,600,000	(2,873)	0	(2,873)
5%	Semi-Annual	6M BBSW(4)	Semi-Annual	LCH	9/2036	AUD	900,000	2,209	0	2,209
4.5%	Annual	SONIA(4)	Annual	LCH	9/2056	GBP	900,000	13,440	0	13,440
4%	Annual	SONIA(4)	Annual	LCH	9/2036	GBP	1,500,000	1,882	0	1,882
TOTAL INTEREST RATE SWAPS								1,161,920	0	1,161,920

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(3)Notional amount is stated in U.S. Dollars unless otherwise noted.

(4)Represents floating rate.

Total Return Swaps
Underlying Reference	Pay/ Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Units	Notional Amount		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	3/2026	750,000	KRW	437,483,539	184,619	0	184,619
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley Capital Services	3/2026	22,800	THB	19,050,702	130,537	0	130,537
KOSPI 200 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	3/2026	250,000	KRW	170,974,989	44,077	0	44,077
SET 50 Index	Receives	At Maturity	None	At Maturity	Morgan Stanley & Co International PLC	3/2026	11,200	THB	9,904,160	46,559	0	46,559
Bovespa Index	Receives	At Maturity	None	At Maturity	Goldman Sachs International	4/2026	26	BRL	5,024,370	(7,709)	0	(7,709)
TOTAL RETURN SWAPS										398,083	0	398,083
Currency Abbreviations
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese (Peoples Rep) Yuan
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	European Monetary Unit (Euro)
GBP	-	British Pound Sterling
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian New Sol
PHP	-	Philippines
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
TWD	-	Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	Affiliated fund.
(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $984,398 or 0.0% of net assets.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,493,996 or 0.4% of net assets.

(j)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(k)	Zero coupon bond which is issued at a discount.
(l)	Includes $87,849,711 of cash collateral to cover margin requirements for futures contracts.
(m)	Includes $3,689,000 of cash collateral segregated to cover margin requirements for centrally cleared swaps.
(n)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(o)	Security or a portion of the security has been segregated as collateral for over the counter (OTC) derivatives. At period end, the value of securities pledged amounts to $60,735.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

* Repurchase Agreements
Counterparty	Lending Rate (%)	Settlement Date	Maturity Date	Repurchase Agreement Value ($)	Repurchase Agreement Proceeds ($)	Collateralized By	Collateral Coupon (%)	Collateral Maturity Date	Collateral Value Received ($)
BNP Paribas, SA	3.73	2/2026	3/2026	25,100,000	25,107,802	U.S. Treasuries (including strips)	3.875	2/2043	25,680,856
Total Repurchase Agreements				25,100,000	25,107,802				25,680,856

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,526,995	454,267	5,394,128	87,594	61	-	587,195	587,078	0.0%
Total	5,526,995	454,267	5,394,128	87,594	61	-	587,195

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Investments Money Market Government Portfolio - Institutional Class	245,828,347	352,328,823	499,960,123	2,384,725	-	-	98,197,047	98,197,047
Fidelity SAI Alternative Risk Premia Commodity Strategy Fund	60,687,860	1,787,172	20,000,000	1,787,173	(371,917)	(3,121,149)	38,981,966	4,187,107
Fidelity SAI Alternative Risk Premia Strategy Fund	26,949,787	-	27,506,910	-	(684,469)	1,246,954	5,362	563
Fidelity SAI Convertible Arbitrage Fund	448,191,399	34,239,691	-	34,239,691	-	6,318,107	488,749,197	44,190,705
	781,657,393	388,355,686	547,467,033	38,411,589	(1,056,386)	4,443,912	625,933,572

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities, Collateralized Mortgage Obligations and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index  interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Commodity Risk - Commodity Risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Consolidated Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

The Fund used futures contracts to manage its exposure to the commodities market.

Open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Consolidated Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Consolidated Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Consolidated Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Total Return Swaps: Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

Open swaps at period end are included in the Consolidated Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's consolidated schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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